DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2025
Dividends Paid And Proposed
Schedule of declared dividends paid or payable to non-controlling interests
During the years ended 2025, 2024 and 2023, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2025	2024	2023

VIP Kazakhstan Holding AG *	67	61	30
VIP Kyrgyzstan Holding AG	—	5	—
TNS Plus LLP	—	17	15
Total dividends declared to non-controlling interests	67	83	45
* The dividends declared were offset against loan receivable from the non-controlling interests in 2025, 2024 and 2023.